Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	6324
Entity Tax Identification Number	98-1515192
Entity Address, Address Line One	3401 Mallory Lane
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	201
Local Phone Number	432-2133
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001801170
Amendment Flag	false